Related Party Transaction (Tables)	12 Months Ended
May 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transaction
Amounts due from related parties	As of
	May 31, 2020	May 31, 2019
Lixin Cai	115,868	-
New Charles Technology Group Limited	51,458	-

Total	$167,326	$-

Amounts due to related parties	As of
	May 31, 2020	May 31, 2019
Cuiyao Luo	26,302	12,781
Total	$26,302	$12,781